Eaton Vance
Floating-Rate & High Income Fund
July 31, 2026 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2026, the Fund owned 14.2% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 4.0% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2026 is set forth below.

Eaton Vance
Floating-Rate & High Income Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio
(identified cost $541,426,694)	$493,492,324	85.7%
High Income Opportunities Portfolio
(identified cost $116,002,975)	83,883,992	14.6
Total Investments in Affiliated Portfolios (identified cost $657,429,669)	$577,376,316	100.3%
Total Investments (identified cost $657,429,669)	$577,376,316	100.3%
Other Assets, Less Liabilities	$ (1,446,318)	(0.3)%
Net Assets	$575,929,998	100.0%
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At July 31, 2026 and October 31, 2025, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for High Income Opportunities Portfolio at July 31, 2026 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.6%

Security	Principal Amount (000's omitted)	Value
ARES LXXVII CLO Ltd., Series 2025-77A, Class E, 9.303%, (3 mo. SOFR + 5.55%), 7/15/38(1)(2)	$2,000	$ 2,015,088
Ballyrock CLO Ltd., Series 2019-2A, Class DR3, 9.96%, (3 mo. SOFR + 6.15%), 10/25/38(1)(2)	2,250	2,180,270
Barings CLO Ltd., Series 2015-1A, Class DR, 6.591%, (3 mo. SOFR + 2.862%), 1/20/31(1)(2)	1,372	1,374,113
Battalion CLO XXII Ltd., Series 2021-22A, Class E, 10.941%, (3 mo. SOFR + 7.212%), 1/20/35(1)(2)	1,750	1,176,165
Battalion CLO XXIX Ltd.:
Series 2025-29A, Class D1, 7.053%, (3 mo. SOFR + 3.30%), 3/31/38(1)(2)	1,500	1,507,377
Series 2025-29A, Class E, 10.103%, (3 mo. SOFR + 6.35%), 3/31/38(1)(2)	2,000	2,022,898
Battalion CLO XXXII Ltd., Series 2026-32A, Class D1, 6.725%, (3 mo. SOFR + 2.95%), 7/20/39(1)(2)	3,000	3,003,612
Benefit Street Partners CLO 48 Ltd., Series 2026-48A, Class E, 8.359%, (3 mo. SOFR + 4.65%), 4/20/39(1)(2)	1,000	1,002,934
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ERR, 8.629%, (3 mo. SOFR + 4.90%), 4/20/35(1)(2)	1,000	990,102
BlueMountain CLO Ltd.:
Series 2016-3A, Class DR, 7.013%, (3 mo. SOFR + 3.362%), 11/15/30(1)(2)	1,500	1,505,966
Series 2016-3A, Class ER, 9.863%, (3 mo. SOFR + 6.212%), 11/15/30(1)(2)	1,500	1,164,725
Series 2018-1A, Class D, 7.155%, (3 mo. SOFR + 3.312%), 7/30/30(1)(2)	2,500	2,498,262
Series 2018-1A, Class E, 10.055%, (3 mo. SOFR + 6.212%), 7/30/30(1)(2)	2,000	1,065,050
BlueMountain CLO XXIV Ltd., Series 2019-24A, Class ER, 10.831%, (3 mo. SOFR + 7.102%), 4/20/34(1)(2)	1,000	910,771
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.121%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	3,000	2,911,809
BlueMountain CLO XXX Ltd., Series 2020-30A, Class ER, 10.453%, (3 mo. SOFR + 6.70%), 4/15/35(1)(2)	2,000	1,884,962
Bryant Park Funding Ltd., Series 2026-29A, Class E, 8.562%, (3 mo. SOFR + 4.80%), 4/22/39(1)(2)	1,000	988,531
Canyon Capital CLO Ltd.:
Series 2012-1RA, Class E, 9.715%, (3 mo. SOFR + 5.962%), 7/15/30(1)(2)	4,875	4,839,344
Series 2016-1A, Class ER, 9.85%, (3 mo. SOFR + 6.012%), 7/15/31(1)(2)	4,000	3,569,288
Series 2016-2A, Class ER, 9.60%, (3 mo. SOFR + 6.262%), 10/15/31(1)(2)	4,500	3,225,582
Security	Principal Amount (000's omitted)	Value
CIFC Funding Ltd., Series 2022-4A, Class DR, 6.493%, (3 mo. SOFR + 2.70%), 7/16/35(1)(2)	$1,750	$ 1,734,497
Dryden CLO Ltd.:
Series 2018-55A, Class D, 6.865%, (3 mo. SOFR + 3.112%), 4/15/31(1)(2)	1,500	1,507,623
Series 2018-55A, Class E, 9.415%, (3 mo. SOFR + 5.662%), 4/15/31(1)(2)	2,000	1,986,640
Dryden Senior Loan Fund:
Series 2015-41A, Class DR, 6.615%, (3 mo. SOFR + 2.862%), 4/15/31(1)(2)	5,000	5,027,970
Series 2015-41A, Class ER, 9.315%, (3 mo. SOFR + 5.562%), 4/15/31(1)(2)	1,268	1,257,633
Series 2016-42A, Class ERR, 10.253%, (3 mo. SOFR + 6.50%), 7/15/37(1)(2)	3,500	3,398,864
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class E, 11.045%, (3 mo. SOFR + 7.202%), 1/30/35(1)(2)	2,000	1,577,090
Madison Park Funding LIX Ltd., Series 2021-59A, Class ER, 10.129%, (3 mo. SOFR + 6.40%), 4/18/37(1)(2)	1,450	1,296,677
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.353%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	2,500	2,128,760
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class ER, 8.71%, (3 mo. SOFR + 4.90%), 4/25/36(1)(2)	3,200	3,110,618
Neuberger Berman Loan Advisers CLO Ltd., Series 2019-34A, Class ER2, 8.729%, (3 mo. SOFR + 5.00%), 7/20/39(1)(2)	850	837,446
New Mountain CLO 8 Ltd., Series CLO-8A, Class E, 8.579%, (3 mo. SOFR + 4.85%), 10/20/38(1)(2)	1,500	1,484,760
Orion CLO Ltd., Series 2026-8A, Class E, (3 mo. SOFR + 5.65%), 10/20/39(1)(3)	3,000	3,007,605
Palmer Square CLO Ltd., Series 2021-2A, Class ER, 8.853%, (3 mo. SOFR + 5.10%), 2/15/38(1)(2)	1,000	933,857
RAD CLO 14 Ltd., Series 2021-14A, Class E, 10.515%, (3 mo. SOFR + 6.762%), 1/15/35(1)(2)	950	848,151
Silver Point CLO 12 Ltd., Series 2025-12A, Class E, 8.753%, (3 mo. SOFR + 5.00%), 10/15/38(1)(2)	1,500	1,431,018
Sixth Street CLO XX Ltd., Series 2021-20A, Class ER, 9.25%, (3 mo. SOFR + 5.50%), 7/17/38(1)(2)	1,000	950,523
Stanwix Park CLO Ltd., Series 2026-1A, Class E, (3 mo. SOFR + 6.05%), 10/24/39(1)(3)	2,500	2,506,337
Symphony CLO XXXIII Ltd., Series 2022-33A, Class E1R, 9.125%, (3 mo. SOFR + 5.35%), 1/24/38(1)(2)	1,000	938,150
Upland CLO Ltd.:
Series 2016-1A, Class CR, 6.891%, (3 mo. SOFR + 3.162%), 4/20/31(1)(2)	4,500	4,528,368

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Upland CLO Ltd.: (continued)
Series 2016-1A, Class DR, 9.891%, (3 mo. SOFR + 6.162%), 4/20/31(1)(2)	$2,125	$ 1,931,595
Voya CLO Ltd., Series 2018-2A, Class E, 9.265%, (3 mo. SOFR + 5.512%), 7/15/31(1)(2)	2,500	2,353,490
Wellfleet CLO Ltd.:
Series 2021-1A, Class D, 7.491%, (3 mo. SOFR + 3.762%), 4/20/34(1)(2)	1,200	1,171,824
Series 2021-3A, Class E, 11.115%, (3 mo. SOFR + 7.362%), 1/15/35(1)(2)	950	813,787
Wellington Management CLO 2 Ltd., Series 2024-2A, Class ER, 10.159%, (3 mo. SOFR + 6.43%), 4/20/39(1)(2)	2,000	2,006,290
Total Asset-Backed Securities (identified cost $94,344,025)		$ 88,606,422

Closed-End Funds — 0.2%

Security	Shares	Value
Invesco Senior Income Trust	312,981	$ 929,553
Nuveen Floating Rate Income Fund	662,970	5,111,499
Total Closed-End Funds (identified cost $6,053,175)		$ 6,041,052

Common Stocks — 1.4%

Security	Shares	Value
Containers and Glass Products — 0.0%†
LG Parent Holding Co.(4)	250,979	$ 271,936
		$ 271,936
Electronic Equipment, Instruments & Components — 0.4%
Luxco Co. Ltd.(4)(5)	80,324	$ 1,564,678
Range Red Acquisitions LLC, Class A1(4)(5)(6)	8,745	11,797,967
		$ 13,362,645
Electronics/Electrical — 0.0%†
Skillsoft Corp.(4)(5)	44,676	$ 317,200
		$ 317,200
Health Care — 0.4%
Cano Health, Inc.(4)(5)(6)	314,140	$ 0
Envision Parent, Inc.(4)(5)	778,264	14,456,254
		$ 14,456,254
Security	Shares	Value
Household Durables — 0.3%
Serta Simmons Bedding, Inc.(4)(5)	1,348,933	$ 11,521,910
Serta SSB Equipment Co.(4)(5)(6)	1,348,933	0
		$ 11,521,910
Investment Companies — 0.0%
Aegletes BV(4)(5)(6)	116,244	$ 0
		$ 0
Machinery — 0.0%
Apex Tool Ultimate Holdings LLC(4)(5)(6)	113,307	$ 0
		$ 0
Oil and Gas — 0.0%
AFG Holdings, Inc.(4)(5)(6)	498,342	$ 0
		$ 0
Pharmaceuticals — 0.3%
Mallinckrodt International Finance SA(4)(5)	100,308	$ 9,858,069
Par Health, Inc.(4)(5)	100,308	637,658
		$ 10,495,727
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(4)(5)(6)	2,590	$ 0
		$ 0
Software and Services — 0.0%
Blackboard LLC(4)(5)(6)	163,296	$ 0
		$ 0
Telecommunications — 0.0%
Anuvu(4)(5)(6)	364,650	$ 0
		$ 0
Total Common Stocks (identified cost $94,337,762)		$ 50,425,672

Corporate Bonds — 3.6%

Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.1%
Goat Holdco LLC, 6.75%, 2/1/32(1)	$1,800	$ 1,830,265
		$ 1,830,265

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Airlines — 0.2%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 8.75%, 1/15/32(1)	$3,625	$ 3,571,606
WestJet An Alberta Partnership, 8.00%, 2/14/31(1)	3,575	3,524,852
		$ 7,096,458
Apparel & Luxury Goods — 0.1%
Champ Acquisition Corp., 8.375%, 12/1/31(1)	$3,600	$ 3,763,616
		$ 3,763,616
Building and Development — 0.0%†
Winnebago Industries, Inc., 6.25%, 7/15/28(1)	$265	$ 265,828
		$ 265,828
Chemicals — 0.4%
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(1)	$15,600	$ 15,292,199
		$ 15,292,199
Commercial Services — 0.3%
Neptune Bidco U.S., Inc.:
9.29%, 4/15/29(1)	$5,550	$ 5,658,579
10.375%, 5/15/31(1)	4,125	4,322,398
		$ 9,980,977
Diversified Financial Services — 0.1%
Aretec Group, Inc., 10.00%, 8/15/30(1)	$3,802	$ 4,015,364
		$ 4,015,364
Diversified Telecommunication Services — 0.4%
Altice France SA, 9.50%, 11/1/29(1)	$7,107	$ 7,211,444
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	6,500	5,347,726
		$ 12,559,170
Engineering & Construction — 0.0%†
Artera Services LLC, 8.50%, 2/15/31(1)	$1,175	$ 1,071,054
		$ 1,071,054
Entertainment — 0.0%†
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	$925	$ 884,725
		$ 884,725
Security	Principal Amount (000's omitted)	Value
Health Care — 0.1%
Global Medical Response, Inc., 7.375%, 10/1/32(1)	$1,755	$ 1,787,294
		$ 1,787,294
Health Care Technology — 0.1%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$3,650	$ 3,522,570
		$ 3,522,570
Insurance — 0.3%
Asurion LLC/Asurion Co-Issuer, Inc., 8.375%, 2/1/34(1)	$7,000	$ 6,383,213
CRC Insurance Group LLC, 7.125%, 6/1/31(1)	3,525	3,520,107
		$ 9,903,320
Internet & Direct Marketing Retail — 0.2%
Photo Holdings LLC, 12.00%, 7/1/31(1)	$6,625	$ 6,830,436
		$ 6,830,436
Machinery — 0.1%
Columbus McKinnon Corp., 7.125%, 2/1/33(1)	$3,150	$ 3,176,224
LSF12 Helix Parent LLC, 7.125%, 2/1/33(1)	1,575	1,545,923
		$ 4,722,147
Media — 0.2%
Sinclair Television Group, Inc., 8.125%, 2/15/33(1)	$1,000	$ 1,026,724
Space Exploration Technologies Corp., 5.875%, 7/15/36(1)	6,350	5,936,002
		$ 6,962,726
Pipelines — 0.1%
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
6.875%, 6/1/34(1)	$2,250	$ 2,261,796
7.375%, 6/30/33(1)	960	982,326
		$ 3,244,122
Software — 0.8%
Capstone Borrower, Inc., 8.00%, 6/15/30(1)	$6,000	$ 5,842,307
Cloud Software Group LLC:
6.50%, 3/31/29(1)	7,000	6,846,127
9.00%, 9/30/29(1)	7,100	6,962,698
UKG, Inc., 6.875%, 2/1/31(1)	7,850	7,695,222
		$ 27,346,354

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Telecommunications — 0.1%
Vmed O2 U.K. Financing I PLC, 4.25%, 1/31/31(1)	$3,550	$ 2,828,954
		$ 2,828,954
Transportation — 0.0%†
GB AIT Buyer, Inc., 8.75%, 4/30/34(1)	$425	$ 422,338
		$ 422,338
Total Corporate Bonds (identified cost $125,797,179)		$ 124,329,917

Exchange-Traded Funds — 1.6%

Security	Shares	Value
Income Funds — 1.6%
Eaton Vance Floating-Rate ETF(7)	772,500	$ 37,350,375
Eldridge BBB-B CLO ETF	675,000	17,820,000
		$ 55,170,375
Total Exchange-Traded Funds (identified cost $56,521,390)		$ 55,170,375

Preferred Stocks — 0.3%

Security	Shares	Value
Beverages — 0.2%
City Brewing TopCo LLC(4)(5)(6)	1,225,519	$ 6,201,126
		$ 6,201,126
Software and Services — 0.0%†
Blackboard LLC, Series A(4)(5)(6)	105,016	$ 1,909,191
		$ 1,909,191
Technology — 0.1%
Cohesity Global, Inc.:
Series G(5)	78,854	$ 1,695,361
Series G1(5)	54,480	1,171,320
		$ 2,866,681
Total Preferred Stocks (identified cost $15,457,283)		$ 10,976,998

Senior Floating-Rate Loans — 86.0%(8)

Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 2.3%
Aernnova Aerospace SAU, Term Loan, 6.547%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	6,550	$ 7,628,663
Air Comm Corp. LLC:
Term Loan, 6.196%, (3 mo. USD Term SOFR + 2.50%), 12/11/31		13,320	13,340,715
Term Loan, 12/11/31(9)		465	465,728
HDI Aerospace Intermediate Holding III Corp., Term Loan, 7.118%, (6 mo. USD Term SOFR + 3.25%), 2/11/32		5,974	5,994,270
Kaman Corp.:
Term Loan, 5.671%, (3 mo. USD Term SOFR + 2.00%), 2/26/32		8,134	8,136,161
Term Loan, 2/26/32(9)		943	943,727
Propulsion (BC) Finco SARL, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 12/1/32		1,406	1,413,992
TransDigm, Inc.:
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		12,977	12,994,153
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 2/28/31		12,052	12,081,234
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 8/19/32		3,955	3,965,061
VistaJet Malta Finance PLC, Term Loan, 7.475%, (3 mo. USD Term SOFR + 3.75%), 4/1/31		12,071	12,110,358
			$ 79,074,062
Airlines — 0.1%
American Airlines, Inc., Term Loan, 5.979%, (3 mo. USD Term SOFR + 2.25%), 4/20/28		1,929	$ 1,930,707
			$ 1,930,707
Apparel & Luxury Goods — 0.6%
Beach Acquisition Bidco LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 9/12/32		6,841	$ 6,881,062
Gloves Buyer, Inc., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 5/21/32		15,497	15,539,122
			$ 22,420,184
Auto Components — 1.1%
Adient U.S. LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 1/31/31		6,328	$ 6,338,398
Autokiniton U.S. Holdings, Inc., Term Loan, 7.845%, (1 mo. USD Term SOFR + 4.00%), 4/6/28		3,601	3,604,745

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
Clarios Global LP:
Term Loan, 4.941%, (1 mo. EURIBOR + 2.75%), 1/28/32	EUR	1,515	$ 1,753,347
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/28/32		5,622	5,641,089
DexKo Global, Inc.:
Term Loan, 7.209%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	3,848	4,365,570
Term Loan, 7.209%, (3 mo. EURIBOR + 4.75%), 10/6/31	EUR	2,620	2,972,653
Term Loan, 8.323%, (3 mo. USD Term SOFR + 4.50%), 10/6/31		2,057	2,002,524
Term Loan, 8.823%, (3 mo. USD Term SOFR + 5.00%), 10/6/31		774	754,669
RealTruck Group, Inc.:
Term Loan, 8.648%, (3 mo. USD Term SOFR + 4.75%), 1/31/31		4,104	2,462,366
Term Loan, 9.386%, (3 mo. USD Term SOFR + 5.75%), 1/31/31		4,152	4,274,781
Term Loan, 9.898%, (3 mo. USD Term SOFR + 6.00%), 1/31/31		6,983	4,195,330
			$ 38,365,472
Automobiles — 0.3%
Bombardier Recreational Products, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 1/22/31		3,315	$ 3,323,393
MajorDrive Holdings IV LLC:
Term Loan, 7.994%, (3 mo. USD Term SOFR + 4.00%), 6/1/28		4,387	4,223,950
Term Loan, 9.382%, (3 mo. USD Term SOFR + 5.50%), 6/1/29		2,081	1,994,817
			$ 9,542,160
Beverages — 0.1%
City Brewing Co. LLC, Term Loan, 10.666%, (3 mo. USD Term SOFR + 7.00%), 9/30/30		2,422	$ 12,109
Primo Brands Corp., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 3/31/31		4,339	4,361,884
			$ 4,373,993
Biotechnology — 0.7%
Alkermes, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 8/12/31		5,212	$ 5,235,808
Alltech, Inc., Term Loan, 8.095%, (1 mo. USD Term SOFR + 4.25%), 8/13/30		15,052	15,136,540
Grifols Worldwide Operations USA, Inc., Term Loan, 5.412%, (3 mo. EURIBOR + 3.00%), 4/14/33	EUR	2,150	2,498,486
			$ 22,870,834
Borrower/Description	Principal Amount* (000's omitted)		Value
Broadline Retail — 0.6%
Peer Holding III BV:
Term Loan, 5.041%, (3 mo. EURIBOR + 2.75%), 11/26/31	EUR	5,725	$ 6,639,248
Term Loan, 5.041%, (3 mo. EURIBOR + 2.75%), 9/29/32	EUR	1,175	1,362,315
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 10/28/30		6,061	6,084,297
Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 7/1/31		5,264	5,281,795
			$ 19,367,655
Building Products — 0.1%
Gibraltar Industries, Inc., Term Loan, 5.914% - 5.926%, (1 mo. USD Term SOFR + 2.25%), 2/2/33		3,854	$ 3,861,072
			$ 3,861,072
Capital Markets — 2.8%
AllSpring Buyer LLC, Term Loan, 6.75%, (3 mo. USD Term SOFR + 3.00%), 11/1/30		12,867	$ 12,934,342
Apex Group Treasury LLC, Term Loan, 7.153%, (3 mo. USD Term SOFR + 3.50%), 2/27/32		3,984	3,801,648
Athena Holdco SAS, Term Loan, 4/15/31(10)	EUR	1,125	1,302,561
Citco Funding LLC, Term Loan, 5.823%, (3 mo. USD Term SOFR + 2.00%), 1/30/33		5,199	5,199,811
Edelman Financial Center LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 12/1/31		12,818	12,885,440
EIG Management Co. LLC, Term Loan, 8.731%, (1 mo. USD Term SOFR + 5.00%), 5/17/29		3,562	3,544,224
Focus Financial Partners LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/15/31		10,757	10,630,866
Franklin Square Holdings LP, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 4/25/31		5,229	4,882,343
Guggenheim Partners LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 11/26/31		6,200	6,083,387
HighTower Holdings LLC, Term Loan, 6.408%, (3 mo. USD Term SOFR + 2.75%), 2/3/32		6,231	6,215,135
Jupiter Borrower, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 6/30/33		3,000	3,021,870
Kestra Advisor Services Holdings A, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/22/31		6,376	6,350,916
Mariner Wealth Advisors LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 12/31/30		2,481	2,488,657
NEXUS Buyer LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 7/31/31		4,213	4,090,193

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets (continued)
Orion Advisor Solutions, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 9/24/30		7,251	$ 7,220,882
Orion U.S. Finco, Inc., Term Loan, 7.263%, (3 mo. USD Term SOFR + 3.50%), 10/8/32		6,608	6,638,737
			$ 97,291,012
Chemicals — 1.9%
BASF Coatings:
Term Loan, 6.043%, (3 mo. EURIBOR + 3.75%), 6/29/33	EUR	3,425	$ 3,979,160
Term Loan, 7.244%, (3 mo. USD Term SOFR + 3.50%), 6/29/33		2,350	2,363,219
Charter NEX U.S., Inc., Term Loan, 6.167%, (1 mo. USD Term SOFR + 2.50%), 11/29/30		15,449	15,486,681
Chemours Co., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/15/32		6,343	6,337,194
CP Iris HoldCo I, Inc.:
Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 10/27/32		3,441	3,328,850
Term Loan, 10/27/32(9)		101	98,132
Discovery Purchaser Corp., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 10/4/29		4,349	4,337,910
INEOS U.S. Finance LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/18/30		8,497	8,075,254
Minerals Technologies, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 11/26/31		4,728	4,728,000
Nouryon Finance BV, Term Loan, 7.23%, (3 mo. USD Term SOFR + 3.50%), 7/8/31		4,375	4,381,169
Olympus Water U.S. Holding Corp., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 6/20/31		2,943	2,944,665
SCUR-Alpha 1503 GmbH, Term Loan, 9.323%, (3 mo. USD Term SOFR + 5.50%), 3/29/30		4,547	3,963,394
W.R. Grace & Co.-Conn., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/19/32		5,508	5,512,974
			$ 65,536,602
Commercial Services & Supplies — 4.0%
Albion Financing 3 SARL, Term Loan, 6.632%, (3 mo. USD Term SOFR + 3.00%), 5/21/31		11,754	$ 11,824,268
Allied Universal Holdco LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 8/20/32		21,704	21,787,430
American Auto Auction Group LLC, Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 5/28/32		5,062	5,074,055
Anticimex International AB, Term Loan, 6.41%, (3 mo. USD Term SOFR + 2.90%), 11/17/31		7,460	7,490,567
Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
EnergySolutions LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 9/20/30		11,836	$ 11,869,015
Garda World Security Corp., Term Loan, 6.513%, (3 mo. USD Term SOFR + 2.75%), 2/1/29		15,264	15,283,086
Gategroup Fin Luxembourg SA, Term Loan, 7.225%, (3 mo. USD Term SOFR + 3.50%), 6/10/32		1,980	1,994,900
Geosyntec Consultants, Term Loan, 6.67% - 6.731%, (1 mo. USD Term SOFR + 3.00%), 7/31/31		943	945,972
GFL Environmental, Inc., Term Loan, 6.156%, (3 mo. USD Term SOFR + 2.50%), 3/3/32		12,965	13,000,528
Heritage Environmental Services, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 4/1/33		5,400	5,433,750
Heritage-Crystal Clean, Inc., Term Loan, 6.642%, (3 mo. USD Term SOFR + 3.00%), 10/17/30		13,686	13,754,888
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 6.243%, (1 mo. USD Term SOFR + 2.50%), 12/2/31		17,131	17,182,540
Prime Security Services Borrower LLC, Term Loan, 5.664%, (1 mo. USD Term SOFR + 2.00%), 10/13/30		4,898	4,891,949
Tidal Waste & Recycling Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/24/31		6,719	6,729,071
			$ 137,262,019
Construction Materials — 0.4%
Quikrete Holdings, Inc.:
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 3/19/29		8,167	$ 8,189,941
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 4/14/31		12	12,181
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/10/32		4,428	4,436,345
Smyrna Ready Mix Concrete LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 4/2/29		1,188	1,195,769
			$ 13,834,236
Consumer Staples Distribution & Retail — 0.6%
Boots Group Bidco Ltd.:
Term Loan, 5.63%, (3 mo. EURIBOR + 3.25%), 8/30/32	EUR	6,075	$ 7,079,467
Term Loan, 6.921%, (3 mo. USD Term SOFR + 3.25%), 8/30/32		13,258	13,321,883
			$ 20,401,350

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging — 2.1%
Altium Packaging LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/11/31		4,680	$ 4,490,869
Berlin Packaging LLC, Term Loan, 6.982% - 6.984%, (3 mo. USD Term SOFR + 3.25%), 6/7/31		8,790	8,760,462
Clydesdale Acquisition Holdings, Inc., Term Loan, 6.906%, (1 mo. USD Term SOFR + 3.18%), 4/13/29		9,258	9,057,547
Pelican Products, Inc., Term Loan, 8.244%, (3 mo. USD Term SOFR + 4.25%), 12/29/28		4,214	4,078,026
Pregis TopCo Corp., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 2/1/29		9,945	9,992,605
Proampac PG Borrower LLC, Term Loan, 7.666% - 7.823%, (3 mo. USD Term SOFR + 4.00%), 3/7/33		15,050	14,755,246
Sword Purchaser LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 4/11/33		18,425	17,796,616
Trivium Packaging BV, Term Loan, 5.709%, (3 mo. EURIBOR + 3.25%), 5/28/30	EUR	4,800	5,524,049
			$ 74,455,420
Distributors — 0.4%
ADI Global Distribution Funding LLC, Term Loan, 7/1/33(10)		5,875	$ 5,889,717
Parts Europe SA, Term Loan, 4.985%, (3 mo. EURIBOR + 2.50%), 2/6/31	EUR	5,275	6,103,121
Phillips Feed Service, Inc., Term Loan, 14.00%, (1 mo. USD Term SOFR + 10.00%), 4/13/33(6)		480	288,956
Rubix Group Midco 3 Ltd., Term Loan, 5.734%, (3 mo. EURIBOR + 3.50%), 9/30/31	EUR	1,500	1,734,888
			$ 14,016,682
Diversified Consumer Services — 1.2%
Ascend Learning LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 12/11/28		8,542	$ 8,456,200
Fugue Finance BV, Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 1/9/32		14,662	14,655,858
Lernen Bidco Ltd., Term Loan, 7.01%, (6 mo. USD Term SOFR + 3.50%), 10/27/31		4,950	4,826,342
Spring Education Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/4/30		8,619	8,619,647
Wand NewCo 3, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/30/31		5,687	5,706,752
			$ 42,264,799
Diversified Telecommunication Services — 0.5%
Altice France SA, Term Loan, 9.128%, (3 mo. USD Term SOFR + 5.38%), 5/14/29		4,846	$ 4,868,770
Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/29/32		10,851	$ 10,902,581
			$ 15,771,351
Electric Utilities — 0.4%
MRP Buyer LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/4/32		14,134	$ 14,187,441
			$ 14,187,441
Electrical Equipment — 1.2%
Dynamo Newco II GmbH, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 9/30/31		5,096	$ 4,942,737
Finco Utilitas BV, Term Loan, 5.442%, (6 mo. EURIBOR + 2.95%), 9/27/30	EUR	4,750	5,528,320
Kohler Energy Co. LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 5/1/31		14,086	14,147,641
Nvent Electric PLC, Term Loan, 6.397%, (1 mo. USD Term SOFR + 2.75%), 1/30/32		2,382	2,393,612
PMI (US) Bidco, Inc.:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/16/33		4,978	5,015,787
Term Loan, 3/16/33(9)		797	802,526
SGB-SMIT Midco GmbH, Term Loan, 5.941%, (1 mo. EURIBOR + 3.75%), 3/12/33	EUR	4,000	4,640,459
WEC U.S. Holdings Ltd., Term Loan, 5.647%, (1 mo. USD Term SOFR + 2.00%), 1/27/31		5,711	5,710,454
			$ 43,181,536
Electronic Equipment, Instruments & Components — 1.9%
Belden, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 7/1/33		7,425	$ 7,471,406
Chamberlain Group, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 9/8/32		16,506	16,547,208
Coreweave Compute Acquisition Co. VIII LLC, Term Loan, 3/31/32(10)		7,850	7,835,281
Creation Technologies, Inc., Term Loan, 9.512%, (3 mo. USD Term SOFR + 5.50%), 10/5/28		9,317	9,299,135
Range Red Operating, Inc.:
Term Loan, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(6)		3,183	2,546,601
Term Loan - Second Lien, 11.764%, (3 mo. USD Term SOFR + 8.00%), 10/1/29(6)		13,353	10,682,618
Spectris PLC:
Term Loan, 5.541%, (3 mo. EURIBOR + 3.25%), 12/6/32	EUR	2,175	2,527,539
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/6/32		3,532	3,552,843

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Verifone Systems, Inc., Term Loan, 9.584%, (3 mo. USD Term SOFR + 5.50%), 8/18/28		6,390	$ 6,068,009
			$ 66,530,640
Energy Equipment & Services — 0.3%
PG Investment Co. 59 SARL, Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 3/26/31		8,758	$ 8,757,411
			$ 8,757,411
Engineering & Construction — 1.9%
American Residential Services LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/2/32		1,205	$ 1,211,364
Artera Services LLC, Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 2/15/31		8,477	7,517,701
Azuria Water Solutions, Inc.:
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 4/25/33		13,634	13,619,078
Term Loan, 4/25/33(9)		1,416	1,414,969
Brand Industrial Services, Inc., Term Loan, 8/1/30(10)		4,500	3,604,230
Construction Partners, Inc., Term Loan, 5.749%, (1 mo. USD Term SOFR + 2.00%), 11/3/31		6,103	6,110,912
Green Infrastructure Partners, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 9/24/32		7,955	7,974,950
New Arclin U.S. Holding Corp., Term Loan, 8.147%, (1 mo. USD Term SOFR + 4.50%), 4/1/33		3,725	3,438,976
Northstar Group Services, Inc., Term Loan, 8.573%, (3 mo. USD Term SOFR + 4.75%), 5/31/30		13,663	13,722,545
Trilon Group LLC:
Term Loan, 7.253%, (3 mo. USD Term SOFR + 3.50%), 6/13/33		7,205	7,209,924
Term Loan, 7.323%, (3 mo. USD Term SOFR + 3.50%), 6/13/33(9)		395	394,826
			$ 66,219,475
Entertainment — 3.4%
City Football Group Ltd., Term Loan, 6.845%, (1 mo. USD Term SOFR + 3.00%), 7/22/30		5,162	$ 5,161,187
Creative Artists Agency LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 10/1/31		9,593	9,598,314
Crown Finance U.S., Inc., Term Loan, 8.167%, (1 mo. USD Term SOFR + 4.50%), 12/2/31		3,600	3,618,378
Discovery Global Holdings, Inc.:
Term Loan, 4.691%, (1 mo. EURIBOR + 2.50%), 6/3/33	EUR	3,225	3,727,053
Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Discovery Global Holdings, Inc.: (continued)
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/3/33		20,400	$ 20,440,392
EOC Borrower LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/24/32		28,284	28,408,032
MotoGP Sports Entertainment Group SL, Term Loan, 4.871%, (6 mo. EURIBOR + 2.25%), 8/18/32	EUR	1,850	2,144,133
Oak-Eagle AcquireCo, Inc., Term Loan, 8/4/33(10)		14,725	14,832,713
Playtika Holding Corp., Term Loan, 6.595%, (1 mo. USD Term SOFR + 2.75%), 3/13/28		5,739	5,634,502
Pretzel Parent, Inc., Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 10/1/31		3,577	3,456,609
TKO Worldwide Holdings LLC, Term Loan, 5.413%, (3 mo. USD Term SOFR + 1.75%), 11/21/31		14,547	14,538,977
Varsity Brands, Inc., Term Loan, 6.484%, (3 mo. USD Term SOFR + 2.75%), 8/26/31		7,399	7,410,299
			$ 118,970,589
Financial Services — 1.0%
CPI Holdco B LLC, Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 5/19/31		8,134	$ 8,127,002
NCR Atleos LLC, Term Loan, 6.668%, (3 mo. USD Term SOFR + 3.00%), 4/16/29		7,102	7,106,857
Nuvei Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 11/17/31		992	969,843
Planet U.S. Buyer LLC, Term Loan, 6.656%, (3 mo. USD Term SOFR + 3.00%), 2/7/31		6,833	6,870,779
Synechron, Inc., Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 10/3/31		5,327	5,003,365
TMF Group Holding BV:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 5/30/33		6,357	6,401,735
Term Loan, 5/30/33(10)	EUR	1,700	1,959,953
			$ 36,439,534
Food Products — 1.4%
Del Monte Foods, Inc.:
Term Loan, 0.00%, 6/30/26(6)(11)		2,849	$ 1,729,082
Term Loan, 0.00%, 8/2/28(6)(11)		873	0
Term Loan, 0.00%, 8/2/28(6)(11)		776	471,135
Term Loan - Second Lien, 0.00%, 8/2/28(6)(11)		6,167	0
Froneri Lux Finco SARL:
Term Loan, 6.204%, (6 mo. USD Term SOFR + 2.25%), 9/30/31		4,585	4,565,112
Term Loan, 6.454%, (6 mo. USD Term SOFR + 2.50%), 9/30/32		7,114	7,086,682

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Food Products (continued)
Golden State Food LLC, Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 12/4/31		7,327	$ 7,349,702
Newly Weds Foods, Inc., Term Loan, 5.974%, (1 mo. USD Term SOFR + 2.25%), 3/15/32		9,207	9,230,017
PFI Lower Midco LLC, Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 12/1/32		5,448	5,483,389
Treehouse Foods, Inc., Term Loan, 7.981%, (1 mo. USD Term SOFR + 4.25%), 2/11/33		7,925	7,960,583
Valeo F1 Co. Ltd. (Ireland), Term Loan, 8.727%, (1 day GBP SONIA + 5.00%), 9/30/31	GBP	2,500	3,290,938
			$ 47,166,640
Gas Utilities — 0.0%†
Stonepeak Bayou Holdings LP, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/1/32		744	$ 743,918
			$ 743,918
Ground Transportation — 0.3%
Student Transportation of America Holdings, Inc.:
Term Loan, 6.482% - 6.50%, (3 mo. USD Term SOFR + 2.75%), 6/24/32		7,499	$ 7,535,822
Term Loan, 6/24/32(10)		1,625	1,632,873
			$ 9,168,695
Health Care Equipment & Supplies — 1.1%
Bausch & Lomb Corp., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 1/15/31		17,083	$ 17,159,956
Hologic, Inc.:
Term Loan, 5.053%, (3 mo. EURIBOR + 2.75%), 4/7/33	EUR	1,150	1,329,716
Term Loan, 5.995%, (3 mo. USD Term SOFR + 2.25%), 4/7/33		12,300	12,110,826
Journey Personal Care Corp., Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 3/1/28		6,367	6,363,476
			$ 36,963,974
Health Care Providers & Services — 5.0%
AEA International Holdings (Lux) SARL, Term Loan, 6.843%, (3 mo. USD Term SOFR + 3.00%), 7/29/33		5,062	$ 5,074,319
Cano Health LLC:
Term Loan, 11.509% - 11.865%, (3 mo. USD Term SOFR + 8.00%, 6 mo. USD Term SOFR + 8.00%), 6/28/29(6)(9)		423	423,080
Term Loan, 13.732%, (3 mo. USD Term SOFR + 10.00%), 6/28/29(6)		1,692	0
CNT Holdings I Corp., Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 11/8/32		9,950	9,982,356
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Ensemble RCM LLC, Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/9/33		8,850	$ 8,827,875
ExamWorks BidCo, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 2/6/33		4,695	4,716,719
Global Medical Response, Inc., Term Loan, 6.917%, (1 mo. USD Term SOFR + 3.25%), 10/1/32		10,219	10,272,612
Hanger, Inc.:
Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/23/31		9,214	9,285,431
Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 10/23/31(9)		1,195	1,204,060
Heartland Dental LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 8/25/32		7,761	7,781,313
Mckesson Medical-Surgical Top Holdings, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 6/9/32		10,500	10,522,995
MDVIP, Inc., Term Loan, 6.474%, (1 mo. USD Term SOFR + 2.75%), 10/14/31		5,492	5,502,867
MED ParentCo LP, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 4/15/31		9,435	9,462,875
Medical Solutions Holdings, Inc.:
Term Loan, 7.423%, (3 mo. USD Term SOFR + 3.50%), 11/1/30		7,516	952,024
Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.25%), 11/1/30		2,043	1,433,766
Term Loan, 9.173%, (3 mo. USD Term SOFR + 5.25%), 11/1/30		5,947	4,028,834
Term Loan, 10.923%, (3 mo. USD Term SOFR + 7.00%), 11/3/31		4,608	675,782
Mehilainen Yhtiot OYJ, Term Loan, 5.191%, (3 mo. EURIBOR + 2.90%), 8/5/31	EUR	9,925	11,530,220
Midwest Physician Administrative Services LLC, Term Loan, 8.231%, (1 mo. USD Term SOFR + 4.50%), 3/12/31		4,459	4,366,998
National Mentor Holdings, Inc., Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 12/12/30		8,446	8,530,413
Pacific Dental Services LLC, Term Loan, 5.917%, (1 mo. USD Term SOFR + 2.25%), 3/15/31		8,741	8,755,620
Phoenix Guarantor, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 2/21/31		7,035	7,045,744
Radiology Partners, Inc., Term Loan, 8.232%, (3 mo. USD Term SOFR + 4.50%), 6/30/32		8,386	8,416,622
Radnet Management, Inc., Term Loan, 5.661%, (3 mo. USD Term SOFR + 2.00%), 4/18/31		8,186	8,192,313
Raven Acquisition Holdings LLC:
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 11/19/31		7,634	7,598,364
Term Loan, 11/19/31(9)		552	549,610

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Select Medical Corp.:
Term Loan, 6.451%, (1 mo. USD Term SOFR + 2.72%), 12/3/31		5,619	$ 5,621,110
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 12/3/31		6,775	6,800,406
U.S. Anesthesia Partners, Inc., Term Loan, 7.761%, (1 mo. USD Term SOFR + 4.00%), 10/2/28		4,877	4,891,644
			$ 172,445,972
Health Care Technology — 1.6%
athenahealth Group, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/16/32		16,300	$ 16,210,298
Cotiviti Corp.:
Term Loan, 6.397%, (1 mo. USD Term SOFR + 2.75%), 5/1/31		10,586	9,958,328
Term Loan - Second Lien, 6.397%, (1 mo. USD Term SOFR + 2.75%), 3/26/32		2,977	2,788,971
Imprivata, Inc., Term Loan, 7.484%, (3 mo. USD Term SOFR + 3.75%), 11/30/29		2,700	2,716,592
PointClickCare Technologies, Inc., Term Loan, 6.573%, (3 mo. USD Term SOFR + 2.75%), 11/3/31		11,763	11,720,236
Project Ruby Ultimate Parent Corp., Term Loan, 6.595%, (1 mo. USD Term SOFR + 2.75%), 3/10/28		11,259	11,262,653
			$ 54,657,078
Hotels, Restaurants & Leisure — 4.2%
Allwyn Entertainment Financing U.S. LLC, Term Loan, 6.323%, (3 mo. USD Term SOFR + 2.50%), 11/24/32		2,643	$ 2,622,228
Arcis Golf LLC, Term Loan, 8/5/33(10)		2,050	2,050,000
Betclic Everest Group:
Term Loan, 4.734%, (3 mo. EURIBOR + 2.50%), 12/10/31	EUR	4,250	4,914,168
Term Loan, 5.234%, (3 mo. EURIBOR + 3.00%), 12/10/31	EUR	3,425	3,965,099
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/10/31		5,975	5,997,406
Caesars Entertainment, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/6/31		7,664	7,321,855
Delivery Hero SE, Term Loan, 8.643%, (3 mo. USD Term SOFR + 5.00%), 12/12/29		11,392	11,541,247
Fertitta Entertainment LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/27/29		5,892	5,900,156
Flugo BidCo AB, Term Loan, 6.041%, (3 mo. EURIBOR + 3.75%), 11/2/31	EUR	7,794	8,843,031
Flutter Financing BV, Term Loan, 5.482%, (3 mo. USD Term SOFR + 1.75%), 11/30/30		8,475	8,413,421
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Gaia Purchaser, Inc., Term Loan, 6/25/33(10)		13,725	$ 13,725,000
GVC Holdings (Gibraltar) Ltd.:
Term Loan, 5.791%, (3 mo. EURIBOR + 3.50%), 6/30/28	EUR	4,022	4,694,527
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 7/31/32		2,059	2,062,012
Horizon U.S. Finco LP, Term Loan, 8.593%, (3 mo. USD Term SOFR + 4.75%), 10/31/31		9,551	9,243,741
IRB Holding Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/16/30		9,466	9,495,266
Ontario Gaming GTA LP, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 8/1/30		6,891	6,617,045
Pioneer Opco LLC, Term Loan, 6.999%, (1 mo. USD Term SOFR + 3.25%), 5/16/33		5,850	5,891,272
SeaWorld Parks & Entertainment, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 12/4/31		9,464	9,420,700
Turquoise Topco Ltd., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/30/32		11,247	11,204,637
Voyager Parent LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 7/1/32		12,982	13,016,815
			$ 146,939,626
Household Durables — 0.8%
Libbey Glass, Inc., Term Loan, 10.488%, (3 mo. USD Term SOFR + 6.50%), 11/22/27		13,851	$ 10,769,117
PHRG Intermediate LLC, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 2/20/32		8,910	8,869,148
Serta Simmons Bedding LLC, Term Loan, 11.348%, (3 mo. USD Term SOFR + 7.50%), 6/29/28		2,123	2,118,098
Somnigroup International, Inc., Term Loan, 5.89%, (1 mo. USD Term SOFR + 2.25%), 10/24/31		5,075	5,110,688
			$ 26,867,051
Independent Power and Renewable Electricity Producers — 0.4%
Cogentrix Finance Holdco I LLC, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/26/32		1,817	$ 1,820,931
Invenergy Thermal Operating I LLC:
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		10,359	10,408,693
Term Loan, 6.37%, (3 mo. USD Term SOFR + 2.75%), 5/17/32		685	688,546
			$ 12,918,170

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Industrial Conglomerates — 0.1%
Ammeraal Beltech Holding BV, Term Loan, 7.291%, (3 mo. EURIBOR + 5.00%), 12/30/28	EUR	4,198	$ 4,003,290
			$ 4,003,290
Insurance — 4.1%
Acrisure LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 11/6/30		18,850	$ 17,304,199
Alera Group, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 5/30/32		11,010	10,728,851
Alliant Holdings Intermediate LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/19/31		15,244	15,200,825
AmWINS Group, Inc., Term Loan, 5.732%, (3 mo. USD Term SOFR + 2.00%), 1/30/32		2,202	2,186,229
Broadstreet Partners, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 6/13/31		24,066	23,703,080
CFC Bidco 2022 Ltd., Term Loan, 7.234%, (3 mo. USD Term SOFR + 3.50%), 7/1/32		4,165	3,991,021
HUB International Ltd., Term Loan, 5.984%, (3 mo. USD Term SOFR + 2.25%), 6/20/30		19,466	19,497,584
IMA Financial Group, Inc., Term Loan, 6.749%, (1 mo. USD Term SOFR + 3.00%), 11/1/28		8,915	8,932,169
Jones DesLauriers Insurance Management, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/2/33		4,775	4,681,887
Siaci Saint Honore, Term Loan, 5.541%, (3 mo. EURIBOR + 3.25%), 7/26/32	EUR	9,125	10,528,279
Trucordia Insurance Holdings LLC, Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 6/17/32		11,696	10,409,565
Truist Insurance Holdings LLC:
Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/6/31		2,988	2,946,820
Term Loan - Second Lien, 8.482%, (3 mo. USD Term SOFR + 4.75%), 5/6/32		1,842	1,776,103
USI, Inc.:
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 11/21/29		3,391	3,391,290
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 9/29/30		7,325	7,323,769
			$ 142,601,671
Interactive Media & Services — 0.5%
Aragorn Parent Corp., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 12/16/30		5,561	$ 5,603,898
Borrower/Description	Principal Amount* (000's omitted)		Value
Interactive Media & Services (continued)
Arches Buyer, Inc., Term Loan, 7.081%, (1 mo. USD Term SOFR + 3.25%), 8/4/31		5,485	$ 5,488,917
Foundational Education Group, Inc., Term Loan, 8.334%, (3 mo. USD Term SOFR + 4.25%), 8/31/28		4,992	4,636,519
			$ 15,729,334
IT Services — 2.3%
Ahead DB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/3/31		5,532	$ 5,490,942
Asurion LLC:
Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 2/23/33		8,717	8,188,113
Term Loan - Second Lien, 9.334%, (3 mo. USD Term SOFR + 5.25%), 1/20/29		932	926,747
Aurora Lux Finco SARL, Term Loan, 8.982%, (3 mo. USD Term SOFR + 5.25%), 10/1/32		8,239	7,133,227
Gainwell Acquisition Corp., Term Loan, 7.832%, (3 mo. USD Term SOFR + 4.00%), 10/1/27		14,548	14,448,445
NAB Holdings LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 11/23/28		6,532	6,129,019
Newfold Digital Holdings Group, Inc., Term Loan, 7.267%, (1 mo. USD Term SOFR + 3.60%), 4/30/29		3,401	2,759,301
Nielsen Consumer, Inc.:
Term Loan, 4.941%, (1 mo. EURIBOR + 2.75%), 10/31/30	EUR	2,600	3,009,268
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 10/31/30		2,030	1,999,334
Peraton Corp., Term Loan, 7.673%, (3 mo. USD Term SOFR + 3.75%), 2/1/28		3,965	3,619,451
Plano HoldCo, Inc., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 10/2/31		1,890	1,491,075
Sedgwick Claims Management Services, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/31/31		18,243	18,141,489
Trio Bidco, Inc.:
Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 10/29/32		3,339	3,317,695
Term Loan, 10/29/32(9)		352	350,106
Virtusa Corp., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 2/15/29		2,693	2,439,515
			$ 79,443,727
Leisure Products — 0.9%
GSM Holdings, Inc., Term Loan, 8.732%, (3 mo. USD Term SOFR + 5.00%), 9/30/31		6,656	$ 6,688,688

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Leisure Products (continued)
Hayward Industries, Inc., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 6/23/33		6,126	$ 6,131,870
Recess Holdings, Inc., Term Loan, 7.56%, (3 mo. USD Term SOFR + 3.75%), 2/20/30		19,560	19,560,251
			$ 32,380,809
Life Sciences Tools & Services — 1.1%
Loire Finco Luxembourg SARL:
Term Loan, 5.941%, (1 mo. EURIBOR + 3.75%), 1/21/30	EUR	5,775	$ 6,730,197
Term Loan, 7.731%, (1 mo. USD Term SOFR + 4.00%), 1/21/30		1,095	1,100,722
Normec 1 BV, Term Loan, 5.441%, (1 mo. EURIBOR + 3.25%), 4/16/31	EUR	2,500	2,884,676
Parexel International Corp., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/12/31		8,500	8,524,820
Sotera Health Holdings LLC, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 5/30/31		12,533	12,591,949
Star Parent, Inc., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 9/27/30		7,589	7,625,982
			$ 39,458,346
Machinery — 5.9%
AAG U.S. GSI Bidco, Inc., Term Loan, 8.323%, (3 mo. USD Term SOFR + 4.50%), 10/31/31		6,686	$ 6,719,840
AI Aqua Merger Sub, Inc., Term Loan, 6.152%, (3 mo. USD Term SOFR + 2.50%), 7/5/33		18,091	18,116,578
Apex Tool Group LLC, Term Loan, 9.731%, (1 mo. USD Term SOFR + 6.00%), 2/8/29		528	196,082
Astro Acquisition LLC, Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 8/30/32		5,486	5,506,851
Barnes Group, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/27/32		6,771	6,790,777
Bettcher Industries, Inc., Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 4/15/33		3,500	3,521,000
BG MS U.S. Holding LLC, Term Loan, 8.482%, (3 mo. USD Term SOFR + 4.75%), 10/22/32		7,182	7,152,841
Cleanova U.S. Holdings LLC, Term Loan, 8.414%, (3 mo. USD Term SOFR + 4.75%), 6/14/32		9,020	8,986,184
Columbus McKinnon Corp., Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 2/3/33		6,076	6,097,156
Conair Holdings LLC, Term Loan, 7.595%, (1 mo. USD Term SOFR + 3.75%), 5/17/28		12,767	11,059,822
Cube Industrials Buyer, Inc., Term Loan, 6.741%, (3 mo. USD Term SOFR + 3.00%), 10/17/31		3,780	3,801,067
Delachaux Group SA, Term Loan, 5.209%, (3 mo. EURIBOR + 2.75%), 4/16/32	EUR	3,886	4,512,535
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
EMRLD Borrower LP:
Term Loan, 5.916%, (3 mo. USD Term SOFR + 2.25%), 5/31/30		4,388	$ 4,391,965
Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 8/4/31		4,864	4,869,216
Engineered Machinery Holdings, Inc.:
Term Loan, 5.412%, (3 mo. EURIBOR + 3.00%), 11/26/32	EUR	10,440	12,078,372
Term Loan, 6.491%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		10,108	10,150,870
Form Technologies LLC, Term Loan, 9.484%, (3 mo. USD Term SOFR + 5.75%), 7/19/30		5,244	5,142,750
Icebox Holdco III, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 12/22/31		2,778	2,795,511
Illuminate Buyer LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 12/31/29		3,416	3,397,857
INNIO Group Holding GmbH, Term Loan, 4.248%, (3 mo. EURIBOR + 2.00%), 11/2/31	EUR	2,222	2,563,059
Jennmar Inter III LLC, Term Loan, 8.732%, (3 mo. USD Term SOFR + 5.00%), 12/16/30		7,856	7,803,181
LSF12 Helix Parent LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		11,875	11,762,484
Resilience Parent LLC, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 2/28/33		13,325	13,322,268
Roper Industrial Products Investment Co. LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 11/22/29		9,777	9,794,951
TK Elevator Midco GmbH:
Term Loan, 5.678%, (6 mo. EURIBOR + 3.00%), 4/30/30	EUR	6,550	7,609,402
Term Loan, 6.704%, (6 mo. USD Term SOFR + 2.75%), 4/30/30		25,619	25,751,168
			$ 203,893,787
Marine Transportation — 0.2%
Boluda Towage SL:
Term Loan, 5.041%, (3 mo. EURIBOR + 2.75%), 6/30/33	EUR	3,425	$ 3,975,901
Term Loan, 6.248%, (3 mo. USD Term SOFR + 2.50%), 6/30/33		1,272	1,279,367
			$ 5,255,268
Media — 1.3%
ABG Intermediate Holdings 2 LLC, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 2/13/32		5,703	$ 5,710,454
Charter Communications Operating LLC, Term Loan, 5.975%, (3 mo. USD Term SOFR + 2.25%), 12/15/31		5,196	5,010,434

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Media (continued)
DirecTV Financing LLC, Term Loan, 9.323%, (3 mo. USD Term SOFR + 5.50%), 2/17/31	3,569	$ 3,592,542
E.W. Scripps Co., Term Loan, 9.532%, (1 mo. USD Term SOFR + 5.75%), 6/30/28	2,000	2,004,460
Emerald Expositions Holding, Inc.:
Term Loan, 7/14/33(10)	3,217	3,216,667
Term Loan, 7/14/33(10)	333	333,333
Fleet U.S. Bidco, Inc., Term Loan, 6.479%, (6 mo. USD Term SOFR + 2.50%), 2/21/31	7,565	7,602,432
Gray Television, Inc., Term Loan, 6.761%, (1 mo. USD Term SOFR + 3.00%), 12/1/28	544	547,079
Nexstar Media, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 3/18/33	9,608	9,608,989
Univision Communications, Inc., Term Loan, 7.095%, (1 mo. USD Term SOFR + 3.25%), 1/31/29	3,080	3,053,433
WH Borrower LLC, Term Loan, 8.142%, (3 mo. USD Term SOFR + 4.50%), 2/20/32	4,038	4,060,410
		$ 44,740,233
Metals/Mining — 0.6%
American Consolidated Natural Resources, Inc., Term Loan - Second Lien, 13.00%, 12/11/29(12)	3,941	$ 3,982,369
Arsenal AIC Parent LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 8/19/30	10,251	10,305,254
Wireco Worldgroup, Inc., Term Loan, 7.483%, (3 mo. USD Term SOFR + 3.75%), 11/13/28	1,638	1,636,763
Zekelman Industries, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 1/24/31	5,197	5,203,541
		$ 21,127,927
Oil, Gas & Consumable Fuels — 1.9%
Freeport LNG Investments LLLP, Term Loan, 6.979%, (3 mo. USD Term SOFR + 3.25%), 2/11/33	20,972	$ 21,079,085
GIP Pilot Acquisition Partners LP, Term Loan, 5.641%, (3 mo. USD Term SOFR + 2.00%), 5/19/33	5,506	5,512,488
Liquid Tech Solutions LLC:
Term Loan, 7.232%, (3 mo. USD Term SOFR + 3.50%), 10/12/32	485	483,367
Term Loan, 10/12/32(9)	15	14,759
Matador Bidco SARL, Term Loan, 8.081%, (1 mo. USD Term SOFR + 4.25%), 7/30/29	19,265	19,361,379
Natgasoline LLC, Term Loan, 9.231%, (1 mo. USD Term SOFR + 5.50%), 3/29/30	4,771	4,830,732
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oxbow Carbon LLC, Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 5/10/30		5,199	$ 5,236,086
Venture Global Calcasieu Pass LLC, Term Loan, 6.954%, (6 mo. USD Term SOFR + 3.25%), 4/11/33		10,250	10,332,461
			$ 66,850,357
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 2/14/31		5,400	$ 5,183,898
			$ 5,183,898
Pharmaceuticals — 2.2%
Amneal Pharmaceuticals LLC:
Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 8/2/32		5,757	$ 5,782,613
Term Loan, 8/1/32(10)		8,480	8,518,415
Bausch Health Cos., Inc., Term Loan, 9.981%, (1 mo. USD Term SOFR + 6.25%), 10/8/30		9,015	8,769,414
Ceva Sante Animale:
Term Loan, 5.291%, (3 mo. EURIBOR + 3.00%), 11/12/30	EUR	3,725	4,340,543
Term Loan, 6.393%, (3 mo. USD Term SOFR + 2.75%), 11/12/30		6,150	6,179,829
Jazz Financing Lux SARL, Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 5/5/28		9,284	9,319,951
Nidda Healthcare Holding AG, Term Loan, 5.446%, (3 mo. EURIBOR + 3.25%), 12/9/32	EUR	4,550	5,233,426
Opal Bidco SAS, Term Loan, 6.232%, (3 mo. USD Term SOFR + 2.50%), 4/28/32		16,895	16,944,756
Padagis LLC, Term Loan, 8.742%, (3 mo. USD Term SOFR + 4.75%), 7/6/28		5,341	5,141,066
Recipharm AB:
Term Loan, 5.264%, (3 mo. EURIBOR + 3.03%), 2/17/28	EUR	1,725	2,000,780
Term Loan, 8/8/33(10)	EUR	2,625	3,044,045
			$ 75,274,838
Professional Services — 4.0%
AAL Delaware Holdco, Inc., Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/30/31		11,514	$ 11,572,869
Amspec Parent LLC, Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 12/22/31		8,318	8,359,268
APFS Staffing Holdings, Inc., Term Loan, 7.981%, (1 mo. USD Term SOFR + 4.25%), 12/29/28		3,258	2,948,775
Citrin Cooperman Advisors LLC:
Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 4/1/32		3,722	3,658,305

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Citrin Cooperman Advisors LLC: (continued)
Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 4/1/32(9)		1,475	$ 1,430,750
CohnReznick LLP:
Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 3/31/32		7,958	7,818,948
Term Loan, 3/31/32(9)		462	453,898
CoreLogic, Inc., Term Loan, 7.974%, (1 mo. USD Term SOFR + 4.25%), 7/25/31		7,700	7,409,633
Corporation Service Co., Term Loan, 5.731%, (1 mo. USD Term SOFR + 2.00%), 11/2/29		6,970	6,975,431
EAB Global, Inc., Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 8/16/30		7,958	7,044,149
First Advantage Holdings LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 10/31/31		3,863	3,861,246
Galaxy Bidco Ltd., Term Loan, 6.242%, (6 mo. EURIBOR + 3.75%), 12/19/29	EUR	6,150	7,167,223
Grant Thornton Advisors LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 6/2/31		19,649	18,566,781
Heron Bidco, Term Loan, 7.732%, (3 mo. USD Term SOFR + 4.00%), 12/10/32		6,375	6,424,406
Highspring Holdings LLC, Term Loan, 8.882%, (3 mo. USD Term SOFR + 5.00%), 1/22/29		3,239	2,673,254
iSolved, Inc., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 10/15/30		5,681	5,385,382
Mermaid Bidco, Inc., Term Loan, 6.908%, (3 mo. USD Term SOFR + 3.25%), 7/3/31		15,118	14,947,554
Neptune Bidco U.S., Inc., Term Loan, 8.863%, (3 mo. USD Term SOFR + 5.00%), 2/3/33		7,857	7,821,962
PHM Group Holding OYJ, Term Loan, 5.821%, (3 mo. EURIBOR + 3.50%), 4/22/32	EUR	4,900	5,645,490
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 4.984%, (3 mo. EURIBOR + 2.75%), 7/15/32	EUR	4,175	4,825,763
Trans Union LLC:
Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		1,921	1,918,361
Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 6/24/31		2,616	2,611,227
			$ 139,520,675
Real Estate Management & Development — 1.0%
Cushman & Wakefield U.S. Borrower LLC:
Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 6/13/33		5,403	$ 5,412,403
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 1/31/30		5,595	5,611,120
CyrusOne Holdco LLC, Term Loan, 7.738%, (3 mo. USD Term SOFR + 4.00%), 7/8/33		5,100	4,953,375
Borrower/Description	Principal Amount* (000's omitted)	Value
Real Estate Management & Development (continued)
Greystar Real Estate Partners LLC, Term Loan, 5.917%, (3 mo. USD Term SOFR + 2.25%), 8/21/30	10,929	$ 10,942,170
Metropolis Technologies, Inc., Term Loan, 8.916%, (3 mo. USD Term SOFR + 5.25%), 11/3/32	9,179	9,060,330
		$ 35,979,398
Road & Rail — 0.8%
Avis Budget Car Rental LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/16/32	12,111	$ 12,020,399
First Student Bidco, Inc.:
Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 8/15/30	6,758	6,774,672
Term Loan, 8/15/30(10)	281	281,409
Hertz Corp.:
Term Loan, 7.573%, (3 mo. USD Term SOFR + 3.75%), 6/30/28	4,887	2,671,350
Term Loan, 7.584%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	3,980	2,201,625
Term Loan, 7.584%, (3 mo. USD Term SOFR + 3.50%), 6/30/28	790	436,760
Kenan Advantage Group, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/25/29	3,930	3,942,125
		$ 28,328,340
Semiconductors & Semiconductor Equipment — 0.1%
Bright Bidco BV:
Term Loan, 0.00%, 10/31/27(11)	3,669	$ 201,815
Term Loan, 13.732%, (3 mo. USD Term SOFR + 10.00%), 7/20/26	162	162,086
Term Loan, 7/20/26(9)	117	117,030
MaxLinear, Inc., Term Loan, 6.104%, (1 mo. USD Term SOFR + 2.25%), 6/23/28	2,955	2,933,192
		$ 3,414,123
Software — 9.0%
Applied Systems, Inc., Term Loan, 5.982%, (3 mo. USD Term SOFR + 2.25%), 2/24/31	14,759	$ 14,532,588
Bending Spoons U.S., Inc., Term Loan, 9.292%, (1 mo. USD Term SOFR + 5.88%), 3/7/31	5,118	5,150,296
Boxer Parent Co., Inc.:
Term Loan, 6.416%, (3 mo. USD Term SOFR + 2.75%), 7/30/31	14,258	13,022,320
Term Loan - Second Lien, 9.573%, (3 mo. USD Term SOFR + 5.75%), 7/30/32	325	293,720
Calabrio, Inc., Term Loan, 7.666%, (3 mo. USD Term SOFR + 4.00%), 11/26/32	7,581	5,904,462

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
Cegid Group SAS:
Term Loan, 5.209%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,525	$ 4,037,761
Term Loan, 5.209%, (3 mo. EURIBOR + 2.75%), 7/10/28	EUR	3,850	4,411,191
Cloud Software Group, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 8/13/32		7,221	6,488,108
Cloudera, Inc.:
Term Loan, 7.581%, (1 mo. USD Term SOFR + 3.75%), 10/8/28		11,790	10,470,709
Term Loan - Second Lien, 9.831%, (1 mo. USD Term SOFR + 6.00%), 10/8/29		2,950	2,099,825
Clover Holdings 2 LLC, Term Loan, 7.426%, (1 mo. USD Term SOFR + 3.75%), 12/9/31		11,554	11,337,117
Cyberswift U.S. Finco LLC, Term Loan, 10/8/32(10)		3,550	3,557,774
Dayforce, Inc., Term Loan, 6.823%, (3 mo. USD Term SOFR + 3.00%), 2/4/33		15,175	14,153,343
Delta TopCo, Inc., Term Loan, 6.402%, (3 mo. USD Term SOFR + 2.75%), 11/30/29		8,107	7,781,262
Dragon Buyer, Inc., Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 9/30/31		1,374	1,100,181
Drake Software LLC, Term Loan, 7.982%, (3 mo. USD Term SOFR + 4.25%), 6/26/31		3,693	3,528,626
ECI Macola Max Holding LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 5/9/30		10,343	9,887,165
Epicor Software Corp., Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 5/30/31		15,036	14,382,513
Finastra USA, Inc., Term Loan, 7.746%, (6 mo. USD Term SOFR + 4.00%), 9/15/32		3,650	3,511,993
IGT Holding IV AB:
Term Loan, 5.191%, (3 mo. EURIBOR + 2.90%), 3/31/28	EUR	1,205	1,394,360
Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 9/1/31		3,943	3,923,716
Marcel LUX IV SARL:
Term Loan, 5.768%, (3 mo. EURIBOR + 3.50%), 11/9/30	EUR	4,525	5,211,507
Term Loan, 6.62%, (1 mo. USD Term SOFR + 3.00%), 11/12/30		12,661	12,455,657
McAfee LLC, Term Loan, 6.731%, (1 mo. USD Term SOFR + 3.00%), 3/1/29		19,054	17,287,905
MIS Acquisition LLC, Term Loan, 8.164%, (3 mo. USD Term SOFR + 4.50%), 4/22/31		8,200	7,579,875
Mosel Bidco SE, Term Loan, 6.041%, (3 mo. EURIBOR + 3.75%), 9/16/30	EUR	4,750	5,272,933
N-Able International Holdings II LLC, Term Loan, 6.416%, (3 mo. USD Term SOFR + 2.75%), 11/26/32		1,667	1,629,126
OceanKey (U.S.) II Corp., Term Loan, 7.331%, (1 mo. USD Term SOFR + 3.50%), 12/15/28		6,081	5,871,054
Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
OID-OL Intermediate I LLC, Term Loan, 9.823%, (3 mo. USD Term SOFR + 6.00%), 2/1/29		3,657	$ 3,551,308
Open Text Corp., Term Loan, 5.481%, (1 mo. USD Term SOFR + 1.75%), 1/31/30		3,140	3,115,988
Polaris Newco LLC:
Term Loan, 6.459%, (3 mo. EURIBOR + 4.00%), 6/2/28	EUR	8,260	8,387,762
Term Loan, 8.084%, (3 mo. USD Term SOFR + 4.00%), 6/2/28		2,859	2,558,558
Project Alpha Intermediate Holding, Inc., Term Loan, 6.982%, (3 mo. USD Term SOFR + 3.25%), 10/26/30		9,740	7,640,869
Project Boost Purchaser LLC, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 7/16/31		15,627	15,320,728
Proofpoint, Inc., Term Loan, 6.732%, (3 mo. USD Term SOFR + 3.00%), 8/31/28		4,279	4,209,803
RealPage, Inc.:
Term Loan, 6.994%, (3 mo. USD Term SOFR + 3.00%), 4/24/28		11,050	10,596,329
Term Loan, 7.482%, (3 mo. USD Term SOFR + 3.75%), 4/24/28		3,950	3,812,639
Rocket Software, Inc., Term Loan, 7.481%, (1 mo. USD Term SOFR + 3.75%), 11/28/28		5,611	5,416,099
Sabre GLBL, Inc.:
Term Loan, 9.831%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		6,023	5,339,496
Term Loan, 9.831%, (1 mo. USD Term SOFR + 6.00%), 11/15/29		2,130	1,889,533
Term Loan, 10.081%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,664	1,481,696
Term Loan, 10.081%, (1 mo. USD Term SOFR + 6.25%), 7/30/29		1,882	1,680,834
SkillSoft Corp., Term Loan, 9.095%, (1 mo. USD Term SOFR + 5.25%), 7/14/28		10,034	5,127,907
SolarWinds Holdings, Inc., Term Loan, 7.671%, (3 mo. USD Term SOFR + 4.00%), 4/16/32		10,628	8,342,996
UKG, Inc., Term Loan, 6.073%, (3 mo. USD Term SOFR + 2.25%), 2/10/31		16,583	15,943,309
Vision Solutions, Inc., Term Loan, 8.084%, (3 mo. USD Term SOFR + 4.00%), 4/24/28		12,712	10,284,149
			$ 310,977,090
Specialty Retail — 1.2%
Apro LLC, Term Loan, 7.425%, (1 mo. USD Term SOFR + 3.75%), 7/9/31		5,649	$ 5,665,871
Boels Topholding BV, Term Loan, 4.759%, (1 mo. EURIBOR + 2.50%), 5/23/31	EUR	131	151,449
CD&R Firefly Bidco Ltd., Term Loan, 8.231%, (1 day GBP SONIA + 4.50%), 7/3/31	GBP	2,375	3,223,586

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Great Outdoors Group LLC, Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 1/23/32		7,440	$ 7,484,107
Harbor Freight Tools USA, Inc., Term Loan, 5.981%, (1 mo. USD Term SOFR + 2.25%), 6/11/31		14,549	14,553,414
Mavis Tire Express Services Corp.:
Term Loan, 6.669%, (6 mo. USD Term SOFR + 3.00%), 5/4/28		6,398	6,394,805
Term Loan, 6.92%, (6 mo. USD Term SOFR + 3.25%), 5/6/33		810	809,546
Speedster Bidco GmbH, Term Loan, 6.482%, (3 mo. USD Term SOFR + 2.75%), 12/11/31		3,004	2,981,661
			$ 41,264,439
Technology Hardware, Storage & Peripherals — 0.2%
CompoSecure Holdings LLC, Term Loan, 5.918%, (3 mo. USD Term SOFR + 2.25%), 1/14/33		8,445	$ 8,431,150
			$ 8,431,150
Trading Companies & Distributors — 2.8%
BCPE Empire Holdings, Inc., Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 12/29/32		9,002	$ 8,915,249
CD&R Hydra Buyer, Inc., Term Loan, 7.831%, (1 mo. USD Term SOFR + 4.00%), 3/25/31		12,754	12,819,989
Core & Main LP, Term Loan, 5.656%, (3 mo. USD Term SOFR + 2.00%), 2/9/31		3,608	3,616,248
DXP Enterprises, Inc., Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 10/11/30		9,013	9,067,553
Park River Holdings, Inc., Term Loan, 3/15/31(10)		1,075	1,076,962
Quimper AB, Term Loan, 5.292%, (3 mo. EURIBOR + 2.98%), 3/31/30	EUR	6,775	7,849,856
Ramudden Global Group GmbH, Term Loan, 5.441%, (1 mo. EURIBOR + 3.25%), 5/20/33	EUR	11,750	13,665,291
Spin Holdco, Inc.:
Term Loan, 9.182%, (3 mo. USD Term SOFR + 5.43%), 9/4/30		3,167	3,265,957
Term Loan - Second Lien, 8.014%, (3 mo. USD Term SOFR + 4.00%), 9/4/30		8,384	6,237,422
White Cap Buyer LLC:
Term Loan, 6.981%, (1 mo. USD Term SOFR + 3.25%), 10/19/29		13,694	13,696,247
Term Loan, 7.231%, (1 mo. USD Term SOFR + 3.50%), 2/10/33		6,000	5,994,990
Windsor Holdings III LLC, Term Loan, 6.481%, (1 mo. USD Term SOFR + 2.75%), 8/1/30		11,506	11,544,429
			$ 97,750,193
Borrower/Description	Principal Amount* (000's omitted)	Value
Transportation Infrastructure — 1.0%
Brown Group Holding LLC:
Term Loan, 6.166% - 6.231%, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 7/1/31	10,237	$ 10,273,891
Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 7/1/31	4,975	4,993,502
Carrix, Inc.:
Term Loan, 7/27/33(10)	8,333	8,322,917
Term Loan, 7/27/33(10)	1,667	1,664,583
KKR Apple Bidco LLC, Term Loan, 6.231%, (1 mo. USD Term SOFR + 2.50%), 9/23/31	9,998	10,034,737
		$ 35,289,630
Total Senior Floating-Rate Loans (identified cost $3,043,673,523)		$2,981,695,883

U.S. Government Agency Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association, 5.50%, 12/20/55(13)	$5,407	$ 5,381,055
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $5,480,999)		$ 5,381,055

Warrants — 0.0%

Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(5)(6)	9,917	$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.8%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.59%(14)	132,277,323	$ 132,277,323
Total Short-Term Investments (identified cost $132,277,323)		$ 132,277,323
Total Investments — 99.7% (identified cost $3,573,942,659)		$3,454,904,697
Less Unfunded Loan Commitments — (0.2)%		$ (6,813,003)
Net Investments — 99.5% (identified cost $3,567,129,656)		$3,448,091,694
Other Assets, Less Liabilities — 0.5%		$ 17,836,335
Net Assets — 100.0%		$3,465,928,029

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $212,936,339 or 6.1% of the Portfolio's net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(3)	When-issued, variable rate security whose interest rate will be determined after July 31, 2026.
(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(5)	Non-income producing security.
(6)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(7)	Affiliated fund.
(8)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and
secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(9)
Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any.
At July 31, 2026, the total value of unfunded loan commitments is
$6,586,589.

(10)	This Senior Loan will settle after July 31, 2026, at which time the interest rate will be determined.
(11)
Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(12)	Fixed-rate loan.
(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	210,378,762	EUR	183,766,698	Standard Chartered Bank	8/4/26	$ —	$(1,531,774)
GBP	2,500,000	USD	3,366,464	Citibank, N.A.	8/28/26	2,836	—
USD	117,299	GBP	87,797	Standard Chartered Bank	8/28/26	—	(1,026)
USD	13,465,371	GBP	10,051,273	Standard Chartered Bank	8/28/26	—	(80,932)
USD	3,232,026	GBP	2,400,000	State Street Bank and Trust Company	8/28/26	—	(2,503)
USD	114,043,486	EUR	97,849,316	Deutsche Bank AG	8/31/26	1,087,783	—
USD	211,672,976	EUR	183,766,698	Standard Chartered Bank	9/2/26	—	(481,266)
EUR	35,625,203	USD	40,704,274	State Street Bank and Trust Company	9/30/26	469,441	—

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
GBP	5,000,000	USD	6,597,880	Standard Chartered Bank	9/30/26	$140,756	$ —
						$1,700,816	$(2,097,501)

Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index (CDX.NA.HY.46.V1)	$145,490	5.00% (pays quarterly)(4)	3.13%	6/20/31	$11,715,980	$(8,533,316)	$3,182,664
Total	$145,490				$11,715,980	$(8,533,316)	$3,182,664

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$5,000	5.50% (pays monthly)	6.01%	10/10/29	$(50,829)	$ —	$(50,829)
Total		$5,000				$(50,829)	$ —	$(50,829)

(1)
If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2026, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $150,490,000.

(2)
The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(3)
Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At July 31, 2026, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Credit Risk: The Portfolio entered into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.
Affiliated Investments
At July 31, 2026, the value of the Portfolio's investment in affiliated funds and in funds that may be deemed to be affiliated was $169,627,698, which represents 4.9% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Exchange-Traded Funds
Eaton Vance Floating-Rate ETF	$ 28,568,925	$ 9,500,400	$ —	$ —	$(718,950)	$ 37,350,375	$1,559,616	772,500
Short-Term Investments
Liquidity Fund,Institutional Class(1)	189,108,071	986,281,327	(1,043,112,075)	—	—	132,277,323	3,674,940	132,277,323
Total				$ —	$(718,950)	$169,627,698	$5,234,556

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$88,606,422	$ —	$88,606,422
Closed-End Funds	6,041,052	—	—	6,041,052
Common Stocks	317,200	38,310,505	11,797,967	50,425,672
Corporate Bonds	—	124,329,917	—	124,329,917
Exchange-Traded Funds	55,170,375	—	—	55,170,375
Preferred Stocks	—	2,866,681	8,110,317	10,976,998
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	2,958,741,408	16,141,472	2,974,882,880
U.S. Government Agency Mortgage-Backed Securities	—	5,381,055	—	5,381,055
Warrants	—	—	0	0
Short-Term Investments	132,277,323	—	—	132,277,323
Total Investments	$193,805,950	$3,218,235,988	$36,049,756	$3,448,091,694

Eaton Vance
Floating Rate Portfolio
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$ —	$1,700,816	$ —	$1,700,816
Swap Contracts	—	11,715,980	—	11,715,980
Total	$193,805,950	$3,231,652,784	$36,049,756	$3,461,508,490
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(2,097,501)	$ —	$(2,097,501)
Swap Contracts	—	(50,829)	—	(50,829)
Total	$ —	$(2,148,330)	$ —	$(2,148,330)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2026 is not presented.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.